Interest Revenue and Expenses (Details) - Schedule of interest revenue - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of interest revenue [Abstract]
Commercial loans	$ 1,028,638	$ 826,440	$ 910,229
Consumer loans	446,608	533,267	638,198
Residential mortgage loans	918,452	520,271	532,009
Financial investments	81,887	36,748	45,294
Repurchase agreements	1,756	1,406	2,480
Loans and advances to banks	14,524	10,797	27,457
Gain (loss) from accounting hedges	(110,927)	(62,826)	(59,874)
Other interest revenue	7,532	10,692	17,755
Total	$ 2,388,470	$ 1,876,795	$ 2,113,548